SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years